Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Face Statements [Line Items]
– profit for the year	$ 11,879		$ 3,446	$ 15,096
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments	146		(299)	(3,072)
– fair value gains/(losses)	1,227		475	(1,231)
– fair value gains reclassified to the income statement	(1,033)		(895)	(2,437)
– amounts reclassified to the income statement in respect of impairment losses	93		71	127
– income taxes	(141)		50	469
Cash flow hedges	(192)		(68)	(24)
– fair value (losses)/gains	(1,046)		(297)	704
– fair value losses/(gains) reclassified to the income statement	833		195	(705)
– income taxes	21		34	(23)
Share of other comprehensive income/(expense) of associates and joint ventures	(43)		54	(9)
– share for the year	(43)		54	(9)
Exchange differences	9,077		(8,092)	(10,945)
– foreign exchange gains reclassified to income statement on disposal of a foreign operation	0		1,894	0
– other exchange differences	8,939		(9,791)	(11,112)
– income tax attributable to exchange differences	138		(195)	167
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	2,419	[1]	7	101
– before income taxes	3,440		(84)	130
– income taxes	(1,021)		91	(29)
Changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	(2,024)		0	0
– before income taxes	(2,409)		0	0
– income taxes	385		0	0
Other comprehensive income/(expense) for the year, net of tax	9,383		(8,398)	(13,949)
Total comprehensive income	21,262		(4,952)	1,147
Attributable to:
– ordinary shareholders of the parent company	18,914		(6,968)	(490)
– preference shareholders of the parent company	90		90	90
– other equity holders	1,025		1,090	860
– non-controlling interests	1,233		836	687
Total comprehensive income	21,262		(4,952)	1,147
HSBC Holdings
Disclosure Of Face Statements [Line Items]
– profit for the year	5,539		6,595	4,853
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments	(53)		(72)	(57)
– fair value gains/(losses)	(70)		(83)	(77)
– income taxes	17		11	20
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	(828)		(896)	0
– before income taxes	(1,007)		(1,030)	0
– income taxes	179		134	0
Other comprehensive income/(expense) for the year, net of tax	(881)		(968)	(57)
Total comprehensive income	4,658		5,627	4,796
Attributable to:
Total comprehensive income	$ 4,658		$ 5,627	$ 4,796

[1]	An actuarial gain of $1,730m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. Refer to Note 5 for further detail.